Supplement Dated August 11, 2014
                                     to Prospectus Dated May 1, 2014
for Group Variable Universal Life Insurance

This document is a supplement to the prospectus dated May 1, 2014 (the “prospectus”) for the Group Variable Universal Life Insurance Contract and Certificates that Prudential offers to you.  This supplement is not a complete prospectus, and must be accompanied by the prospectus.  The prospectus describes the insurance features and other aspects of the Group Contract and Certificates.  In this supplement, we describe the Funds that are available to you under the Group Contract and Certificates.

TABLE OF CONTENTS
Page

Total Annual Fund Operation Expenses	3
The Funds	3

TABLE OF CONTENTS OF THE FUND PROSPECTUSES

AST Cohen & Steers Realty Portfolio	Appendix 1
AST Neuberger Berman Mid-Cap Growth Portfolio	Appendix 2
AST Neuberger/LSV Mid Cap Value Portfolio	Appendix 3

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund	Appendix 4
Invesco V.I. Government Securities Fund	Appendix 5
Invesco V.I. International Growth Fund	Appendix 6
Invesco V.I. Managed Volatility Fund	Appendix 7
Invesco V.I. Small Cap Equity Fund	Appendix 8

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPS International Growth Portfolio	Appendix 9
AllianceBernstein VPS Real Estate Investment Portfolio	Appendix 10

American Century Investments®:
American Century VP Balanced Fund	Appendix 11
American Century VP International Fund	Appendix 12
American Century VP Value Fund	Appendix 13

Dreyfus Variable Investment Fund: Dreyfus VIF – International Equity Portfolio	Appendix 14

Deutsche Variable Series II:
Deutsche Government & Agency Securities VIP	Appendix 15
Deutsche High Income VIP	Appendix 16
Deutsche Small Mid Cap Value VIP	Appendix 17
Deutsche Unconstrained Income VIP	Appendix 18

Fidelity Variable Insurance Products:
Fidelity VIP Contrafund Portfolio	Appendix 19
Fidelity VIP Freedom 2020 Portfolio	Appendix 20
Fidelity VIP Freedom 2025 Portfolio	Appendix 21
Fidelity VIP Freedom 2030 Portfolio	Appendix 22
Fidelity VIP Mid Cap Portfolio	Appendix 23
Fidelity VIP Overseas Portfolio	Appendix 24

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund	Appendix 25
Templeton Developing Markets VIP Fund	Appendix 26
Templeton Foreign VIP Fund	Appendix 27
Templeton Global Bond VIP Fund	Appendix 28

Janus Aspen Series:
Enterprise Portfolio	Appendix 29
Global Research Portfolio	Appendix 30
Overseas Portfolio	Appendix 31

J.P. Morgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio	Appendix 32
JPMorgan Insurance Trust International Equity Portfolio	Appendix 33
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio	Appendix 34
JPMorgan Insurance Trust Small Cap Core Portfolio	Appendix 35
JPMorgan Insurance Trust U.S. Equity Portfolio	Appendix 36

Lazard Retirement Series, Inc.:
Lazard Retirement Emerging Markets Equity Portfolio	Appendix 37
Lazard Retirement International Equity Portfolio	Appendix 38
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Appendix 39

MFS Variable Insurance Trust:
MFS Research Series	Appendix 40
MFS Research Bond Series	Appendix 41

Neuberger Berman Advisers Management Trust:
AMT Growth Portfolio	Appendix 42
AMT International Equity Portfolio	Appendix 43
AMT Large Cap Value Portfolio	Appendix 44
AMT Short Duration Bond Portfolio	Appendix 45
AMT Socially Responsive Portfolio	Appendix 46

PIMCO Variable Insurance Trust:
All Asset Portfolio	Appendix 47
Long-Term U.S. Government Portfolio	Appendix 48
Total Return Portfolio	Appendix 49

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio	Appendix 50
New America Growth Portfolio	Appendix 51
Personal Strategy Balanced Portfolio	Appendix 52

T. Rowe Price International Series, Inc.: International Stock Portfolio	Appendix 53

The Prudential Series Fund Portfolio:
Conservative Balanced Portfolio	Appendix 54
Diversified Bond Portfolio	Appendix 55
Equity Portfolio	Appendix 56
Flexible Managed Portfolio	Appendix 57
Global Portfolio	Appendix 58
Government Income Portfolio	Appendix 59
High Yield Bond Portfolio	Appendix 60
Jennison Portfolio	Appendix 61
Jennison 20/20 Portfolio	Appendix 62
Money Market Portfolio	Appendix 63
Natural Resources Portfolio	Appendix 64
Small Capitalization Stock Portfolio	Appendix 65
Stock Index Portfolio	Appendix 66
Value Portfolio	Appendix 67

The following table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Funds.  More detail concerning each Fund’s fees and expenses as well as objective and investment strategy is contained in this document and in the prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.37%	2.49%

Additional Risks Associated with the Variable Investment Options

This Contract offers Variable Investment Options that invest in Funds offered through the Advanced Series Trust (“AST”).  These Variable Investment Options have the prefix AST.  The AST Variable Investment Options are also available in variable annuity contracts we offer.  Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits.  The formula monitors each contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options.  The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio sub-account (those AST bond portfolios are not available in connection with the life contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the underlying Funds that are available with your Contract. These asset flows could adversely impact the underlying Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Funds could experience the following effects, among others:

(a)
a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)
a Fund may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.

Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract.  Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

The Funds

Prudential Investments LLC (“PI”) serves as investment manager of the Prudential Series Fund. Prudential Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the Advanced Series Trust (AST).

The investment management agreements for The Prudential Series Fund and the Advanced Series Trust provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.

Certain Funds have adopted distribution plans pursuant to the federal securities laws, and under those plans, the Fund may make payments to Prudential and/or its affiliates for certain marketing efforts

The chart below reflects the variable investment options in which the Account invests, their investment objectives, and each variable investment option’s investment advisers and investment subadvisers.  For Portfolios with multiple subadvisers, each subadviser manages a portion of the assets for that Portfolio.

Variable Investment Option	Investment Objective Summary	Sub-Adviser
Affiliated Funds
THE ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Neuberger Berman Mid-Cap Growth Portfolio	Seeks capital growth.	Neuberger Berman Management LLC
AST Neuberger/LSV Mid- Cap Value Portfolio	Seeks capital growth.	LSV Asset Management; Neuberger Berman Management LLC
THE PRUDENTIAL SERIES FUND
PSF Conservative Balanced Portfolio – Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	Prudential Investment Management, Inc.; Quantitative Management Associates
PSF Diversified Bond Portfolio – Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	Prudential Investment Management, Inc.
PSF Equity Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Flexible Managed Portfolio – Class I	Seeks total return consistent with an aggressively managed diversified portfolio	Prudential Investment Management, Inc.; Quantitative Management Associates
PSF Global Portfolio – Class I	Seeks long-term growth of capital.	Brown Advisory LLC; LSV Asset Management; T. Rowe Price Associates, Inc.; Quantitative Management Associates LLC; William Blair & Company, LLC
PSF Government Income Portfolio – Class I	Seeks a high level of income over the long term consistent with the preservation of capital.	Prudential Investment Management, Inc.
PSF High Yield Bond Portfolio – Class I	Seeks high total return.	Prudential Investment Management, Inc.
PSF Jennison Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison 20/20 Focus Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC

Variable Investment Option	Investment Objective Summary	Sub-Adviser
Affiliated Funds
THE PRUDENTIAL SERIES FUND
PSF Money Market Portfolio – Class I	Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity.	Prudential Investment Management, Inc.
PSF Natural Resources Portfolio – Class I	Seeks long term growth of capital/	Jennison Associates LLC
PSF Small Capitalization Stock Portfolio – Class I	Seeks long-term growth of capital.	Quantitative Management Associates, LLC
PSF Stock Index Portfolio – Class I	Seeks investment results that generally correspond to the performance of publicly-traded common stocks.	Quantitative Management Associates, LLC
PSF Value Portfolio – Class I	Seeks capital appreciation.	Jennison Associates LLC
Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
AIM Invesco V.I. Core Equity Fund – Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AIM Invesco V.I. Government Securities Fund – Series I	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
AIM Invesco V.I. International Growth Fund – Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AIM Invesco V.I. Managed Volatility Fund – Series I2	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
AIM Invesco V.I. Small Cap Equity Fund – Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AllianceBernstein VPS International Growth Portfolio – Class A1	Seeks long-term growth of capital.	AllianceBernstein L.P.
AllianceBernstein VPS Real Estate Investment Portfolio – Class A1	Seeks total return from long-term growth of capital.	AllianceBernstein L.P.
American Century VP Balanced Fund – Class I	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP International Fund – Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund – Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Dreyfus VIF - International Equity Portfolio – Initial Shares	Seeks capital growth.	The Dreyfus Corporation/Newton Capital Management, Ltd.
Deutsche Government & Agency Securities VIP – Class A	Seeks high current income consistent with preservation of capital.	Deutsche Asset & Wealth Management
Deutsche High Income VIP – Class A	Seeks to provide a high level of current income.	Deutsche Asset & Wealth Management

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche Small Mid Cap Value VIP – Class A	Seeks long-term capital appreciation.	Deutsche Asset & Wealth Management
Deutsche Unconstrained Income VIP – Class A	Seeks a high total return.	Deutsche Asset & Wealth Management
Fidelity VIP Contrafund Portfolio –Service Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company/ FMR Co.; Other investment advisors
Fidelity VIP Freedom 2020 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom 2025 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom 2030 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Mid Cap Portfolio – Service Class	Seeks long-term growth of capital.	Fidelity Management & Research Company/ FMR Co.; Other investment advisors
Fidelity VIP Overseas Portfolio – Service Class	Seeks long-term growth of capital.	Fidelity Management & Research Company/ FMR Co.; Other investment advisors
Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund – Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio - Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMorgan Insurance Trust Core Bond Portfolio – Class 1	Seeks to maximize total return.	J.P. Morgan Investment Management Inc.

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
JPMorgan Insurance Trust International Equity Portfolio – Class 1	Seeks to provide high total return.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1	Seeks long-term capital.	J.P. Morgan Investment Management, Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	Seeks to provide a high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management Inc.
Lazard Retirement Emerging Markets Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
MFS® Research Bond Series – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® Research Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
Neuberger Berman AMT Growth Portfolio – Class I	Seeks growth of capital.	Neuberger Berman Management LLC/ Neuberger Berman LLC
Neuberger Berman AMT International Equity Portfolio – Class S	Seeks long-term growth of capital.	Neuberger Berman Management LLC NBM)/Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value Portfolio – Class I	Seeks long-term growth of capital.	Neuberger Berman Management LLC/ Neuberger Berman LLC
Neuberger Berman AMT Short Duration Bond Portfolio – Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman Management LLC/ Neuberger Berman Fixed Income LLC
Neuberger Berman AMT Socially Responsible Portfolio – Class I	Seeks long-term growth of capital.icy.	Neuberger Berman Management LLC/ Neuberger Berman LLC
PIMCO All Asset Portfolio – Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC/ Research Affiliates, LLC
PIMCO Long-Term U.S. Government Portfolio – Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
PIMCO Total Return Portfolio – Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
T. Rowe Price Equity Income Portfolio	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc./T. Rowe Price International Ltd.
T. Rowe Price New America Growth Portfolio	Seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Personal Strategy Balanced Portfolio	Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.	T. Rowe Price Associates, Inc.

1 Effective June 6, 2014, closed to all premium payments and transfers into this investment option.
2 Formerly Invesco V.I. Utilities Fund.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services.  Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds.  More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

A complete description of the Funds, their objectives and investment strategies can be found in the respective Fund prospectuses, which can be obtained by calling our Customer Service Center at (800) 562-9874. You should read the Fund prospectuses before you decide to allocate assets to a variable investment option. There is no assurance that the investment objectives of the Funds will be met.

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 11, 2014
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
 dated May 1, 2014 for

Group Variable Universal Life Insurance Contracts

Effective August 11, 2014, DWS variable insurance portfolios (VIPs) for the above named prospectus will be renamed Deutsche VIPs.  The investment objective of the portfolio will remain unchanged.  The list of funds in the Table of Contents of the prospectus will now include the new fund names. In addition, the following changes below are applicable to the supplement to the prospectus.

The following replaces the information found in the existing chart in the Investment Manager section of the supplement to the prospectus:

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche High Income VIP – Class A	Seeks to provide a high level of current income.	Deutsche Asset & Wealth Management

AICPASUP101

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 11, 2014
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 01/01/2009)
 dated May 1, 2014 for

Group Variable Universal Life Insurance Contracts

Effective August 11, 2014, DWS variable insurance portfolios (VIPs) for the above named prospectus will be renamed Deutsche VIPs.  The investment objective of the portfolio will remain unchanged.  The list of funds in the Table of Contents of the prospectus will now include the new fund names. In addition, the following changes below are applicable to the supplement to the prospectus.

The following replaces the information found in the existing chart in the Investment Manager section of the supplement to the prospectus:

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche Small Mid Cap Value VIP – Class A	Seeks long-term capital appreciation.	Deutsche Asset & Wealth Management

AICPA2SUP101

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 11, 2014
to Special Features of the Group Contract Prospectus dated May 1, 2014 for

Group Variable Universal Life Insurance Contracts

for

Executive Group, Executive GVUL, Ingersoll Rand, NJ Judicial Retirement System, Sinclair Services, Towers Watson Pennsylvania, Yellow Roadway

Effective August 11, 2014, DWS variable insurance portfolios (VIPs) for the above listed group contracts will be renamed Deutsche VIPs.  The investment objective of the portfolio will remain unchanged.  The list of funds in the Table of Contents of the supplement to the prospectus will now include the new fund names. In addition, the following changes below are applicable to the supplement to the prospectus.

The following replaces the information found in the existing chart in the Investment Manager section of the supplement to the prospectus for Executive GVUL and Sinclair:

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche Government & Agency Securities VIP – Class A	Seeks high current income consistent with preservation of capital.	Deutsche Asset & Wealth Management
Deutsche Small Mid Cap Value VIP – Class A	Seeks long-term capital appreciation.	Deutsche Asset & Wealth Management

The following replaces the information found in the existing chart in the Investment Manager section of the supplement to the prospectus for Ingersoll Rand:

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche Government & Agency Securities VIP – Class A	Seeks high current income consistent with preservation of capital.	Deutsche Asset & Wealth Management
Deutsche High Income VIP – Class A	Seeks to provide a high level of current income.	Deutsche Asset & Wealth Management

The following replaces the information found in the existing chart in the Investment Manager section of the supplement to the prospectus for Executive Group, NJ Judicial Retirement System, Towers Watson Pennsylvania, and Yellow Roadway.

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
Deutsche High Income VIP – Class A	Seeks to provide a high level of current income.	Deutsche Asset & Wealth Management

GVULSUP101